Redeemable Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	12 Months Ended
	Feb. 29, 2008	Jan. 31, 2008	Feb. 29, 2008	Dec. 31, 2011	Dec. 31, 2009
Redeemable Common Stock
Shares of common stock issued	900,000	693,000
Price per share of common stock issued			$ 7.22
Gross proceeds from issue of shares of common stock			$ 11,500	$ 140,187	$ 395,812